Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment
Fair Value Measurement of Equity-Settled Share Options
	Year ended December 31,
	2019	2018	2017

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	78%-84%	93%-95%	89%-94%
Risk-free interest rate (%)	1.92-2.63	2.63-2.88	1.76-2.4

Stock Option Activity
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD

Outstanding at beginning of year	3,197,616	3.07	2,467,023	2.28
Granted during the year	790,300	8.82	751,977	5.60
Expired during the year	39,094	5.21	2,000	6.00
Exercised during the year	480,878	0.27	9,692	0.25
Forfeited during the year	62,756	6.16	9,692	0.25

Share options outstanding at end of year	3,405,188	4.76	3,197,616	3.07

Share options exercisable at end of year	1,865,572	2.68	1,705,256	1.21